ISSUANCE OF NEGOTIABLE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Cordial Compania Financiera S.A.
ISSUANCE OF NEGOTIABLE OBLIGATIONS
Outstanding obligations

Class	Issue Date	Maturity Date	Annual Interest Rate	12/31/2019	12/31/2018
Grupo Supervielle Class XIII	01/31/2014	01/31/2019	Badlar + Spread 6.25%	—	43,108
Banco Supervielle Class A	02/09/2017	08/09/2020	Badlar + Spread 4.5%	3,804,338	6,461,888
Banco Supervielle Class B	12/22/2017	12/22/2019	Floating TM20 + Spread 3.25%	—	923,233
Banco Supervielle Class C	12/22/2017	12/22/2021	Badlar + Spread 4.25%	667,169	1,026,425
Banco Supervielle Class D	02/14/2018	08/14/2019	Badlar + Spread 3.5%	—	1,182,758
Banco Supervielle Class E	02/14/2018	02/14/2023	Badlar + Spread 4.05%	1,599,410	2,595,420
Cordial Compañía Financiera Class XIV	05/11/2017	05/11/2019	Badlar + Spread 3.5%	—	611,622
Cordial Compañía Financiera Class XV	08/24/2017	02/23/2019	Badlar + Spread 4.75%	—	562,105
Cordial Compañía Financiera Class XVI	11/22/2017	11/21/2019	Floating TM20 + Spread 4.25%	—	832,253
Micro Lending Class II	08/16/2016	08/16/2019	Badlar + Spread 5%	—	30,773
Micro Lending Class III	10/04/2017	10/05/2020	Badlar + Spread 7%	15,558	47,860
Total				6,086,475	14,317,445

Banco Supervielle S.A.
ISSUANCE OF NEGOTIABLE OBLIGATIONS
Outstanding obligations

Issuance						Maturity		Book Value
date	Currency	Class	Amount	Amortization	Term	date	Rate	12/31/2019	12/31/2018
08/20/2013	U$S	III	22,500	100% at mat,	84 Months	08/20/20	7%	1,308,192	1,340,759
11/18/2014	U$S	IV	13,441	100% at mat,	84 Months	11/18/21	7%	811,696	788,000
Total								2,119,888	2,128,759